Leases - Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Fixed cost	$ 7,066	$ 8,327	$ 7,617
Short-term lease cost	799	415	655
Total operating lease cost	$ 7,865	$ 8,742	$ 8,272